Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amount Due From Related Party
16.1
Amounts due from related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.	1,543	521	75
Guangzhou Tianlang Network Technology Co., Ltd.	1,305	—	—
Fei Chen	1,716	—	—

Total amounts due from related parties	4,564	521	75

Schedule of Amount Due to Related Party	16.2 Amounts due to related parties

	As of December 31,
	2018	2019
	RMB	RMB	US$
Shenzhen Weixunyitong Information Technology Co., Ltd.	8,864	56	8

Total amounts due to related parties	8,864	56	8

Schedule of Transactions With Related Parties
16.3 Transactions with related parties

			For the year ended December 31,
			2017	2018	2019
			RMB	RMB	RMB	US$
Services provided to:	(i	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			2,752	1,002	—	—
Guangzhou Tianlang Network Technology Co., Ltd.			755	1,542	266	38

Total			3,507	2,544	266	38

Services received from:	(ii	)
Shenzhen Weixunyitong Information Technology Co., Ltd.			672	20,909	11,600	1,666

Office premises leased from:
Shenzhen Weixunyitong Information Technology Co., Ltd.			1,557	475	—	—

Total			2,229	21,384	11,600	1,666

(i)
The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd. to provide targeted marketing services. The Company entered into an agreement with Guangzhou Tianlang Network Technology Co., Ltd. to provide certain data solutions and targeted marketing services.

(ii)	The Company entered into an agreement with Shenzhen Weixunyitong Information Technology Co., Ltd. to purchase ad inventory.